UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year Ended March 31, 2009


Check here if Amendment:           |X|; Amendment Number:  1

This Amendment (Check only one):   |X| is a restatement
                                   |_| adds new holding entries.


Institutional Manager Filing this Report:

Name:     Brandywine Trust Company

Address:  7234 Lancaster Pike
          Hockessin, DE 19707


13F File Number: 028-06291

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Richard E. Carlson
Title:  President
Phone:  (302) 234-5750


Signature, Place and Date of Signing:


/s/ Richard E. Carlson            Hockessin, DE               August 12, 2009
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):


[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s)).

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s)).



List of Other Managers Reporting for this Manager:


     Form 13F File Number              Name
     --------------------              -------------------------------
     028-00030                         John W. Bristol & Co., Inc.
     028-04139                         Eaton Vance Management
     028-02588                         Klingenstein Fields & Co. LLC
     028-03877                         Fiduciary Trust Co. Intl.
     028-05814                         Baldwin Brothers Inc.
     028-02635                         Gardner, Russo & Gardner
     028-04558                         Parametric Portfolio Associates
     028-05621                         Santa Barbara Asset Management
     028-05395                         Select Equity Group Inc.
     028-00154                         Ruane, Cunnif & Goldfarb Inc.

Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:         NONE

Form 13F Information Table Entry Total:     15

Form 13F Information Table Value Total:  $45,000
                                        (thousands)


List of Other Included Managers: NONE

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

                                                     FORM 13F INFORMATION TABLE


COLUMN 1                      COLUMN  2       COLUMN 3   COLUMN 4       COLUMN 5         COLUMN 6   COLUMN 7        COLUMN 8
--------------             --------------    ---------   --------  ------------------   ----------  --------  ---------------------
                                                          VALUE    SHRS OR  SH/  PUT/   INVESTMENT   OTHER       VOTING AUTHORITY
NAME OF ISSUER             TITLE OF CLASS      CUSIP     (X$1000)  PRN AMT  PRN  CALL   DISCRETION  MANAGERS   SOLE    SHARED  NONE
--------------             --------------    ---------   --------  -------  ---  ----   ----------  --------  -------  ------  ----
ABBOTT LABS                     COM          002824100     2,241    46,975   SH            Sole       None     46,975
BANK OF AMERICA CORPORATION     COM          060505104       639    93,637   SH            Sole       None     93,637
BERKSHIRE HATHAWAY INC DEL      CL B         084670207       302       107   SH            Sole       None        107
CAMPBELL SOUP CO                COM          134429109     8,800   321,622   SH            Sole       None    321,622
CHEVRON CORP NEW                COM          166764100       520     7,730   SH            Sole       None      7,730
COCA COLA CO                    COM          191216100       773    17,580   SH            Sole       None     17,580
COMCAST CORP NEW                CL A         20030N101       557    40,829   SH            Sole       None     40,829
EXXON MOBIL CORP                COM          30231G102    11,276   165,581   SH            Sole       None    165,581
GENERAL ELECTRIC CO             COM          369604103       912    90,175   SH            Sole       None     90,175
JOHNSON & JOHNSON               COM          478160104       363     6,892   SH            Sole       None      6,892
JPMORGAN CHASE & CO             COM          46625H100       292    10,983   SH            Sole       None     10,983
METROPCS COMMUNICATIONS INC     COM          591708102    15,414   902,440   SH            Sole       None    902,440
MICROSOFT CORP                  COM          594918104       198    10,793   SH            Sole       None     10,793
UNION PAC CORP                  COM          907818108       206     5,000   SH            Sole       None      5,000
WELLS FARGO & CO NEW            COM          949746101     2,511   176,303   SH            Sole       None    176,303





















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